CASH FLOW STATEMENTS - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks	£ 54,279	£ 49,888	£ 38,880
Less: mandatory reserve deposits	(4,777)	(4,392)	(3,177)
Bank balances at central banks other than mandatory reserve deposits	49,502	45,496	35,703
Loans and advances to banks and reverse repurchase agreements	7,474	5,950	4,852
Less amounts with a maturity of three months or more	3,786	2,480	1,941
Loans and advances to banks current	3,688	3,470	2,911
Total cash and cash equivalents	53,190	48,966	38,614	£ 39,723
The Bank
CASH FLOW STATEMENTS (Details) - Schedule of Analysis of Cash and Cash Equivalents as Shown in the Balance Sheet [Line Items]
Cash and balances at central banks	49,618	45,753	35,741
Less: mandatory reserve deposits	(963)	(954)	(764)
Bank balances at central banks other than mandatory reserve deposits	48,655	44,799	34,977
Loans and advances to banks and reverse repurchase agreements	7,287	5,656	4,453
Less amounts with a maturity of three months or more	3,712	2,387	1,648
Loans and advances to banks current	3,575	3,269	2,805
Total cash and cash equivalents	£ 52,230	£ 48,068	£ 37,782	£ 38,654